UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22387

Salient Absolute Return Master Fund

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
A. Haag Sherman	George J. Zornada
Salient Absolute Return Master Fund	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/11

Date of reporting period: 03/31/11

Item 1.	Schedule of Investments.

SALIENT ABSOLUTE RETURN MASTER FUND

Schedule of Investments

March 31, 2011

(Unaudited)

	Shares	Fair Value	% of Net Assets
Investments in Portfolio Funds
Passive Foreign Investment Companies
Event Driven (14.79% of Net Assets)
King Street Capital, Ltd. (British Virgin Islands)	61,896	$8,246,704
Loeb Offshore Fund, Ltd. (Bermuda)	41,527	5,321,067
Revelation Special Situations Fund, Ltd. (Bermuda)	2,112	4,209,098

Total Event Driven		17,776,869

Macro/CTA (16.75% of Net Assets)
Top Down Alpha
BlackRock Global Ascent, Ltd. (Cayman Islands)	5,987	5,857,333
D.E. Shaw Heliant International Fund, L.P. (Bermuda)		8,578,423
GLC Diversified Fund, Ltd. (United Kingdom)	45,914	3,307,738
Salem Global Opportunity Fund (Offshore), Ltd. (Cayman Islands) (1)	2,244	2,387,613

Total Macro/CTA		20,131,107

Relative Value (63.65% of Net Assets)
Bottom Up Alpha
AQR Delta Offshore Fund LP (Cayman Islands) (2)		10,030,667
Arrowgrass International Fund, Ltd. (United Kingdom)	41,669	5,440,442
Black Diamond Relative Value Fund, Ltd. (Cayman Islands)	51,500	6,530,582
Blackthorn Fund, Ltd. (Bermuda) (1)	501	5,379,788
Carlson Double Black Diamond, Ltd. (Cayman Islands)	46,428	7,455,905
CC ARB International Fund, Ltd. (Cayman Islands)	3,482	4,437,246
D.E. Shaw Composite International Fund (Bermuda)		7,105,643
Gracie International Credit Opportunities Fund, Ltd. (Cayman Islands)	1,976	4,104,593
Hudson Bay Overseas Fund, Ltd. (United States)	2,748	5,305,873
Overseas CAP Partners, Inc. (Cayman Islands)	4,395	7,597,111
Saba Capital Offshore Fund, Ltd. (Cayman Islands)	5,000	5,153,322
Vollero Beach Capital Offshore, Ltd. (Curacao) (1)	2,905	3,246,103
Waterstone Market Neutral Offshore Fund, Ltd. (Cayman Islands)	20,781	4,712,900

Total Relative Value		76,500,175

Tactical Credit (7.89% of Net Assets)
Lazard Emerging Income Plus, Ltd. (Bermuda)	33,640	4,138,569
Rose Grove Offshore Fund I, Ltd. (Cayman Islands)	3,903	5,348,190

Total Tactical Credit		9,486,759

Total Investments in Portfolio Funds (Cost $118,965,608)		123,894,910	103.08%

Investments in Securities
Registered Investment Companies
Money Market Fund (0.10% of Net Assets)
JPMorgan Prime Money Market Fund (United States) (3)	116,903	116,903

Total Money Market Fund		116,903

Tactical Credit (7.08% of Net Assets)
Hotchkis & Wiley High Yield I (United States) (3)	320,104	4,126,145
Wisdom Tree Emerging Markets Local Debt Fund (United States) (3)	84,600	4,391,586

Total Tactical Credit		8,517,731

Total Investments in Securities (Cost $8,564,640)		8,634,634	7.18%

Total Investments (Cost $127,530,248)		$132,529,544	110.26%

All securities are non-income producing unless noted otherwise.

(1)	Affiliated investments
(2)	Affiliated investment for which ownership exceeds 25%
(3)	Income producing security

See notes to Schedule of Investments.

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Schedule of Investments

March 31, 2011

(Unaudited)

(1) ORGANIZATION

Salient Absolute Return Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on February 1, 2010, as a non-diversified closed-end management investment company. The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds. The Master Fund has authorized 900,000 shares of beneficial interest (“Shares”), which may be issued in more than one class or series.

The Master Fund is a “fund of funds” that pursues its investment objective by investing its assets across a variety of investment funds (the “Portfolio Funds”) designed to generate positive returns regardless of the overall direction of various markets. The Master Fund’s investments are managed by a select group of investment managers identified by Salient Advisors, L.P. (the “Adviser”) to have investments that when grouped with other investments of the Master Fund result in a portfolio that is allocated more broadly across styles and strategies.

(2) SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“GAAP”).

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) PORTFOLIO SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund are marked to estimated fair value at the reporting date.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments will be determined as of the close of business at the end of each fiscal period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

The Master Fund’s board of trustees (the “Board”) has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Schedule of Investments

March 31, 2011

(Unaudited)

Valuation Committee (as defined below) of the Master Fund’s valuation policies that the Board of the Master Fund has approved for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Portfolio Funds.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Portfolio Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

Investments held by the Master Fund are valued as follows:

•

PORTFOLIO FUNDS—Investments in Portfolio Funds are carried at estimated fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Independent Administrator by the investment managers of such Portfolio Funds or the administrators of such Portfolio Funds. These Portfolio Funds value their underlying investments in accordance with policies established by such Portfolio Funds. Prior to investing in any Portfolio Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Portfolio Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Portfolio Fund and are net of management and estimated performance incentive fees or allocations payable to the Portfolio Funds’ managers pursuant to the Portfolio Funds’ agreements. Generally, Portfolio Funds in which the Master Fund invests will use market value when available, and otherwise use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value Shares at net asset value as reported by a Portfolio Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted estimated fair value. Because of the inherent uncertainty of valuation, this estimated fair value may differ significantly from the value that would have been used had a ready market for the investments in Portfolio Funds existed. The Master Fund’s investments in Portfolio Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Portfolio Funds.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values securities at their last sales price on the date of determination, or if no sale occurred on such date, then at the mean between the “bid” and “ask” prices on such date, or if no such prices were quoted on such date, the mean between the “bid” and “ask” prices on the most immediate prior date on which such prices were quoted. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Schedule of Investments

March 31, 2011

(Unaudited)

•

OTHER—Where no value is readily available from a Portfolio Fund or where a value supplied by a Portfolio Fund is deemed not to be indicative of the Portfolio Fund’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Independent Administrator will determine, in good faith, the estimated fair value of the Portfolio Fund.

•

FOREIGN CURRENCY—The accounting records of the Master Fund are maintained in U.S. dollars. Investments of the Master Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(e) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Master Fund itself may purchase or sell options as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives. There was no derivative activity directly at the Master Fund level for the period ended March 31, 2011, however the Portfolio Funds may have directly engaged in derivative transactions during the period.

(f) FEDERAL TAX INFORMATION

As of March 31, 2011, the Master Fund’s tax cost was $129,883,924, resulting in accumulated net unrealized appreciation of $2,645,620, consisting of $2,980,550 in gross unrealized appreciation and $334,930 in gross unrealized depreciation.

(g) USE OF ESTIMATES

The preparation of the Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts in the Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —	quoted prices in active markets for identical assets

• Level 2 —	investments that can be fully redeemed at the NAV in the “near term” or other significant observable inputs

• Level 3 —

investments that cannot be fully redeemed at the NAV in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 30 days.

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization as of March 31, 2011, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Schedule of Investments

March 31, 2011

(Unaudited)

	LEVEL 1	LEVEL 2	LEVEL 3
	Investment Securities	Portfolio Funds	Portfolio Funds	Total Investments
Investments
Passive Foreign Investment Companies
Event Driven	$—	$—	$17,776,869	$17,776,869
Macro/CTA	—	11,552,684	8,578,423	20,131,107
Relative Value	—	—	76,500,175	76,500,175
Tactical Credit	—	—	9,486,759	9,486,759
Registered Investment Companies
Money Market	116,903	—	—	116,903
Tactical Credit	8,517,731	—	—	8,517,731

Total Investments	$8,634,634	$11,552,684	$112,342,226	$132,529,544

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Portfolio Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

The Master Fund discloses significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2 or 3 as of March 31, 2011, based on levels assigned to Portfolio Funds on December 31, 2010.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments
	Balance as of December 31, 2010*	Gross Purchases	Gross (Sales)	Net Realized Gain	Change in Unrealized Appreciation/ Depreciation	Balance as of March 31, 2011
Investments
Passive Foreign Investment Companies
Event Driven	$17,446,768	$—	$(3,232)	$3,232	$330,101	$17,776,869
Macro/CTA	—	8,000,000	—	—	578,423	8,578,423
Relative Value	53,563,680	21,500,000	—	—	1,436,495	76,500,175
Tactical Credit	9,250,693	—	—	—	236,066	9,486,759

Total Investments	$80,261,141	$29,500,000	$(3,232)	$3,232	$2,581,085	$112,342,226

*

Beginning balances may not match the December 31, 2010 audited financial statements due to categorical changes from the Adviser. The table reflects any such changes as having been made on January 1, 2011.

The change in unrealized appreciation/depreciation from Level 3 investments held at March 31, 2011, is $2,581,085.

The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. The Master Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV reported by the Portfolio Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the reported NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact the fair value of the investment may not be considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. A listing of the investments held by the Master Fund and their attributes as of March 31, 2011, that may qualify for these valuations are shown in the table below.

Certain Portfolio Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Portfolio Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock up period from the date of the initial investment.

Investment Category	Investment Strategy	Fair Value (in 000’s)	Redemption Frequency *	Notice Period (in Days) *	Redemption Restrictions and Terms *

Event Driven (a)	Seek to profit from companies expecting to face major corporate events.	$17,777	Monthly - Annually	60-90	0 - 2 years; up to 4% redemption fee
Macro/CTA (b)	Designed to deliver positive returns from investments that attempt to extract excess return from certain markets or sub-markets.	20,131	Quarterly - Annually	30-90	0 - 2 years; up to 4% redemption fee
Relative Value (c)	Invest simultaneously in long and short positions in equity securities	76,500	Monthly - Quarterly	30-90	0 - 1 year; up to 5% redemption fee
Tactical Credit (d)	Seek to generate income and or capital appreciation through a variety of debt and equity securities and other investments across numerous markets	9,487	Monthly - Quarterly	5-60	0 - 1 year; up to 2% redemption fee

		$123,895

*

The information summarized in the table above represents the general terms of the investments in Portfolio Funds within the specified investment category. Individual Portfolio Funds may have terms that are different than the general terms indicated for the investment category as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and/or waive such terms. The Master Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Portfolio Funds, would generally be the net asset value as provided by the fund or its administrator.

(a)

This category includes Portfolio Funds that invest in securities of companies that are facing a major corporate event. Investments in this category include common and preferred equities as well as debt of companies where the managers expect certain events to occur including mergers, acquisitions, restructurings, spin-offs or significant litigation.

(b)

This category includes Portfolio Funds that utilize strategies that attempt to extract excess return from certain markets or sub-markets. Investments in this category may include futures contracts, domestic and foreign equity securities, and commodities.

(c)

This category includes Portfolio Funds that invest in an identified security or group of securities that are undervalued or overvalued relative to another security or security group. Investments in this category may include derivatives, commodities, fixed income securities, and long and short equity strategies.

(d)

This category includes Portfolio Funds that access certain credit markets attractive to the Adviser by utilizing derivatives or fixed income securities. Investments in this category may include emerging market debt denominated in local currencies, domestic floating rate corporate securities, as well as U.S. and foreign corporate fixed rate debt. Investments in this category may be high yield, investment grade, or a combination of both.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) PORTFOLIO FUND LIQUIDITY

Certain Portfolio Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, early redemption fees. The Portfolio Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock up period from the date of the initial or an additional investment. Portfolio funds may, depending on the Portfolio Fund’s governing documents, have the ability to deny or delay a redemption request.

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Schedule of Investments

March 31, 2011

(Unaudited)

(b) AFFILIATED PORTFOLIO FUNDS

At March 31, 2011, the Master Fund’s investments in certain Portfolio Funds were deemed to be investments in affiliated issuers under the 1940 Act, because the Master Fund owns 5% or more of the Portfolio Funds’ total net assets. A listing of these affiliated Portfolio Funds (including 2011 activity) is shown below:

				For the Period 12/31/2010 through 3/31/2011					For the Period 12/31/2010 through 3/31/2011
Portfolio Funds	Shares 12/31/2010	Shares 3/31/2011	Fair Value 12/31/2010	Cost of Purchases	Cost of Sales	Realized Gain (Loss) on Investments	Change in Appreciation/ Depreciation	Fair Value 3/31/2011	Interest/ Dividend Income
AQR Delta Offshore Fund LP			$—	$10,000,000	$—	$—	$30,667	10,030,667	$—
Blackthorn Fund, Ltd.	508	501	5,267,449	—	—	—	112,339	5,379,788	—
Salem Global Opportunity Fund (Offshore), Ltd.	2,244	2,244	2,439,375	—	—	—	(51,762)	2,387,613	—
Vollero Beach Capital Offshore, Ltd.*	3,044	2,905	3,185,375	—	—	—	60,728	3,246,103	—

			$10,892,199	$10,000,000	$—	$—	$151,972	$21,044,171	$—

*	Voting rights have been waived for these investments.

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Portfolio Funds is limited to the value of the investment in such Portfolio Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to provide a certain type of exposure for the Master Fund’s overall portfolio.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Salient Absolute Return Master Fund

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer

Date: May 25, 2011

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: May 25, 2011